ASSET RETIREMENT OBLIGATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	Three months	Year ended
	ended	March 31, 2012
	June 30, 2012
Asset retirement obligation, beginning of period	$1,675,877	$51,300
Incurred	-	-
Accretion	27,627	139,673
Additions and changes in estimates	-	1,484,904
Asset retirement obligation, end of period	$1,703,504	$1,675,877

	Year ended	Year ended
	March 31, 2012	March 31, 2011
Asset retirement obligation, beginning of period	$51,300	-
Incurred	-	$48,254
Accretion	139,673	3,046
Additions and changes in estimates	1,484,904	-
Asset retirement obligation, end of period	$1,675,877	$51,300